Goodwill and Intangible Assets (Details 1) - USD ($)		3 Months Ended	12 Months Ended
		Mar. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Amortizing Intangible Assets
Gross Carry Amount		$ 7,632,308	$ 3,278,803		$ 307,175
Accumulated Amortization		(414,396)	(295,665)		(239,569)
Impairment Loss		0	0		(53,022)
Total amortization to be recognized		7,217,913	2,983,138		14,584
Total intangible assets
Gross Carry Amount		68,809,028	3,466,307		452,064
Accumulated Amortization		(414,396)	(295,665)		(239,569)
Impairment Loss		0	(134,290)		(63,621)
Net Balance		$ 68,394,632	$ 3,036,352		148,874	[1]
Animation Copyright
Amortizing Intangible Assets
Weight Average Remaining Useful Life (in years)		0 years	1 year 3 months 18 days
Gross Carry Amount		$ 0	$ 301,495		0
Accumulated Amortization		0	(64,606)		0
Impairment Loss		0	0		0
Total amortization to be recognized		$ 0	236,889		0
Software and licenses
Amortizing Intangible Assets
Weight Average Remaining Useful Life (in years)		0 years
Gross Carry Amount		$ 97,308	97,308		214,210
Accumulated Amortization		(95,648)	(93,251)		(199,626)
Impairment Loss		0	0		0
Total amortization to be recognized		$ 1,660	4,057		14,584
Intellectual property (Note 5 (a))
Amortizing Intangible Assets
Weight Average Remaining Useful Life (in years)		4 years 10 months 24 days
Gross Carry Amount		$ 4,655,000	0
Accumulated Amortization		(77,583)	0
Impairment Loss		0	0
Total amortization to be recognized		$ 4,577,417	0
Patent and trademark
Amortizing Intangible Assets
Gross Carry Amount	[2]		0		92,965
Accumulated Amortization	[2]		0		(39,943)
Impairment Loss	[2]		0		(53,022)
Total amortization to be recognized	[2]		$ 0		0
Influencer network
Amortizing Intangible Assets
Weight Average Remaining Useful Life (in years)		9 years 6 months	9 years 8 months 23 days	[3]
Gross Carry Amount		$ 1,980,000	$ 1,980,000		0	[3]
Accumulated Amortization		(115,500)	(66,000)		0	[3]
Impairment Loss		0	0		0	[3]
Total amortization to be recognized		$ 1,864,500	$ 1,914,000		0	[3]
Customer contract
Amortizing Intangible Assets
Weight Average Remaining Useful Life (in years)		2 years 6 months	2 years 8 months 12 days	[3]
Gross Carry Amount		$ 500,000	$ 500,000		0	[3]
Accumulated Amortization		(97,223)	(55,556)		0	[3]
Impairment Loss		0	0		0	[3]
Total amortization to be recognized		$ 402,777	$ 444,444		0	[3]
Trade name
Amortizing Intangible Assets
Weight Average Remaining Useful Life (in years)		14 years 6 months	14 years 8 months 12 days	[3]
Gross Carry Amount		$ 110,000	$ 110,000		0	[3]
Accumulated Amortization		(4,277)	(2,444)		0	[3]
Impairment Loss		0	0		0	[3]
Total amortization to be recognized		$ 105,723	$ 107,556		0	[3]
Technology platform
Amortizing Intangible Assets
Weight Average Remaining Useful Life (in years)		6 years 6 months	6 years 8 months 12 days	[3]
Gross Carry Amount		$ 290,000	$ 290,000		0	[3]
Accumulated Amortization		(24,165)	(13,808)		0	[3]
Impairment Loss		0	0		0	[3]
Total amortization to be recognized		265,835	276,192		0	[3]
Website name
Indefinite lived intangible assets
Gross Carry Amount		25,214	159,504		134,290	[4]
Accumulated Amortization		0	0		0	[4]
Impairment Loss		0	(134,290)		0	[4]
Net Balance		25,214	25,214		134,290	[4]
Patent
Indefinite lived intangible assets
Gross Carry Amount		28,000	28,000		10,599	[2]
Accumulated Amortization		0	0		0	[2]
Impairment Loss		0	0		(10,599)	[2]
Net Balance		28,000	28,000		$ 0	[2]
GTB (Note 13 (b))
Indefinite lived intangible assets
Gross Carry Amount		61,123,506	0
Accumulated Amortization		0	0
Impairment Loss		0	0
Net Balance		$ 61,123,506	$ 0

[1]	The above consolidated balance sheets include Shanghai Guang Ming Investment Management Limited ("Guang Ming"). The acquisition of Guang Ming was completed on April 4, 2018 and accounted for as a reorganization of entities under common control and as if it had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 805-50 (See Note 6 "Acquisition")
[2]	During the second quarter of 2017, the Company determined that one of its subsidiaries in the US would not serve the core business or generate future cash flow. As no future cash flows will be generated from using the patents owned by this subsidiary, the Company estimated the fair value of those patents to be nil as of June 30, 2017. Fair value was determined using unobservable (Level 3) inputs. Impairment loss from patents of $63,621 was recognized in 2017 to write off the entire book value of the patents.
[3]	During the third quarter of 2018, the Company completed the acquisition of 65.65% share of Grapevine. See Note 6.
[4]	The Company wrote off the YOD website in the amount of approximately $134,000 in 2018 since we no longer used the website.